Income Taxes - Reconciliations of Income Tax Rates and Actual Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income from continuing operations before income taxes	$ 402,024	$ 529,585	$ 211,053
Net income not subject to taxes	377,892	508,201	204,462
Net income subject to taxes	24,132	21,384	6,591
At applicable statutory tax rates	5,876	4,411	2,234
Effective Income Tax Reconciliation, Permanent and Currency Differences and Change In Deferred Tax Assets Valuation Allowance	(4,879)	7,422	(702)
Other	(592)	329	(115)
Tax expense related to the year	$ 405	$ 12,162	$ 1,417